Accounts Receivable, Net	6 Months Ended
Jun. 30, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

5. ACCOUNTS RECEIVABLE, NET

Accounts receivable and allowance for credit losses consist of the following:

	As of December 31,	As of June 30,
	2024	2025	2025
	RMB	RMB	US$
Accounts receivable	231,742	229,785	32,076
Less: allowance for credit losses	(5,682)	(7,081)	(988)
Accounts receivable, net	226,060	222,704	31,088

An analysis of the allowance for credit losses is as follows:

	For the year ended December 31,	For the six months ended June 30,
	2024	2025	2025
	RMB	RMB	US$
Beginning balance	5,097	5,682	793
Additions	584	1,400	195
Exchange difference	1	(1)	-
Ending balance	5,682	7,081	988

Four unrelated distributors accounted for 33.2%, 26.5%, 18.3% and 10.3% of the Company’s accounts receivable as of December 31, 2024, respectively. Three unrelated distributors accounted for 38.7%, 25.0% and 15.8% of the Company’s accounts receivable as of June 30,2025, respectively.